UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   12

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $    6,794,726
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS CORP.
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
12    028-13956             ARNOS SUB CORP.
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr.
Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule
13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
ADVENTRX PHARMACEUTICALS INC COM NEW         00764X202        72     34,594 SH       DEFINED    1                 34,594
AMERICAN RAILCAR INDS INC    COM             02916P103   288,641 11,564,145 SH       DEFINED    10            11,564,145
BIOGEN IDEC INC              COM             09062X103   235,953  3,215,051 SH       DEFINED    1              3,215,051
CLOROX CO DEL                COM             189054109   175,175  2,500,000 SH       DEFINED    1              2,500,000
CYBERONICS INC               COM             23251P102    15,345    482,391 SH       DEFINED    1                482,391
DYNEGY INC DEL               COM             26817G300    20,532  3,608,441 SH       DEFINED    1              3,608,441
ENZON PHARMACEUTICALS INC    COM             293904108    12,873  1,180,972 SH       DEFINED    1              1,180,972
FEDERAL MOGUL CORP           COM             313549404 1,873,524 75,241,924 SH       DEFINED    7             75,241,924
GENZYME CORP                 COM             372917104   199,513  2,620,000 SH       DEFINED    1              2,620,000
HAIN CELESTIAL GROUP INC     COM             405217100    46,035  1,426,112 SH       DEFINED    1              1,426,112
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   110,597  2,767,685 SH       DEFINED    9              2,767,685
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101 1,173,239 29,360,337 SH       DEFINED    4             29,360,337
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   154,501  3,866,379 SH       DEFINED    5              3,866,379
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   475,211 11,892,167 SH       DEFINED    6             11,892,167
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   608,012 15,215,515 SH       DEFINED    3             15,215,515
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   136,281  3,410,441 SH       DEFINED    2              3,410,441
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   171,272  4,286,087 SH       DEFINED    8              4,286,087
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   110,455  2,764,141 SH       DEFINED    11             2,764,141
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   104,805  2,622,745 SH       DEFINED    12             2,622,745
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101    90,686  2,269,402 SH       DEFINED                   2,269,402
LAWSON SOFTWARE INC NEW      COM             52078P102    43,194  3,569,729 SH       DEFINED    1              3,569,729
LIONS GATE ENTMT CORP        COM NEW         535919203    55,803  8,928,414 SH       DEFINED    1              8,928,414
LIONS GATE ENTMT CORP        NOTE 2.938%10/1 535919AF1       229    230,800 PRN      DEFINED    1                230,800
LIONS GATE ENTMT CORP        FRNT 3.625% 3/1 535919AG9        85     85,800 PRN      DEFINED    1                 85,800
MENTOR GRAPHICS CORP         COM             587200106    47,168  3,224,057 SH       DEFINED    1              3,224,057
MOTOROLA MOBILITY HLDGS INC  COM             620097105   163,508  6,701,141 SH       DEFINED    1              6,701,141
MOTOROLA SOLUTIONS INC       COM NEW         620076307   342,256  7,658,446 SH       DEFINED    1              7,658,446
MOTRICITY INC                COM             620107102    15,030  1,000,000 SH       DEFINED    1              1,000,000
MOTRICITY INC                COM             620107102    86,904  5,782,039 SH       DEFINED                   5,782,039
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    37,827  2,461,124 SH       DEFINED    1              2,461,124


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